Schedule II - Valuation and Qualifying Accounts (Tables)	12 Months Ended
Mar. 31, 2023
Notes Tables
Summary of Valuation Allowance [Table Text Block]
Description	Balance at
	Beginning			Balance at
	of Period	Additions (A)	Deductions	End of Period
Year ended March 31, 2023
Allowance for doubtful accounts receivable and cash discounts (deducted from related asset account)	$85	$98	—	$183
Year ended March 31, 2022
Allowance for doubtful accounts receivable and cash discounts (deducted from related asset account)	$18	$67	—	$85